Long-term Payables – other - Repayment Schedule of the Principal Amount of Long-term Payables - Other Related to Acquisition of Frequency Usage Rights (Detail) - Gross amount [member] - KRW (₩)
₩ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	₩ 551,925	₩ 921,075
Less than 1 year [member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	369,150
1~3 years [Member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	₩ 182,775